Amortizable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Amortizable Intangible Assets [Abstract]
Schedule of Amortizable Intagible Assets

As of
December 31,
2013
Trade names	$1,185
Home construction contracts	719
Non-compete agreements	298
Other	226
Gross intangible assets	2,428
Accumulated amortization	(551)
Intangible assets, net	$1,877

Schedule of Future Amortization Expense

2014	$785
2015	434
2016	328
2017	242
2018	32
Thereafter	56
$1,877